Provisions for employees benefits (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Termination benefits expense	$ 155,286	$ 161,796
Level 1 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	46.00%
Level 2 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	54.00%